RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 19, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Amounts due from related parties:
Amounts due from related parties		¥ 76,368		¥ 125,198		$ 11,072
Amounts due to related parties:
Amounts due to related parties		1,315		2,763		191
Convertible senior notes held by a related party-current		522,744		633,475		75,791
BEST China | Bridge Loan Agreement with Alibaba (China) Network Technology Co., Ltd [Member]
Amounts due to related parties:
Face value	¥ 600,000
Term (in years)	1 year
Effective interest rate	0.36%
Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		396,775	$ 57,527	539,698	¥ 681,359
Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions		0		0	18,011
Cainiao
Amounts due from related parties:
Amounts due from related parties		45,377		76,730		6,579
Amounts due to related parties:
Amounts due to related parties		241				35
Cainiao | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		237,045	34,368	418,806	555,798
Cainiao | Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions					18,011
Cainiao | Cash Proceeds From Disposal of Entity Investment
RELATED PARTY TRANSACTIONS
Amount of related party transactions				220,000
Lazada
Amounts due from related parties:
Amounts due from related parties		24,895		48,014		3,609
Amounts due to related parties:
Amounts due to related parties		497				72
Lazada | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		148,628	21,549	120,892	125,561
Lazada | Commission fee paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		2,526	366
Zhejiang ALOG Supply Chain Management Co,Ltd
Amounts due from related parties:
Amounts due from related parties		5,726				830
Zhejiang ALOG Supply Chain Management Co,Ltd | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		11,102	1,610
Zhejiang ALOG Supply Chain Management Co,Ltd | Disposal of assets
RELATED PARTY TRANSACTIONS
Amount of related party transactions		16,013	2,322
Alibaba HK
Amounts due to related parties:
Amounts due to related parties		131		2,763		19
Convertible senior notes held by a related party-current		522,744		633,475		75,791
Convertible senior notes held by a related party - non-current		522,744		955,097		75,791
Alibaba HK | Issue convertible senior notes to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions					1,061,421
Alibaba HK | Interest expense of convertible senior notes accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		62,192	9,017	62,887	46,460
Alibaba HK | Redeemation senior notes held by related parties
RELATED PARTY TRANSACTIONS
Amount of related party transactions		746,538	108,238
Alibaba Technology | Borrowings received from related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions				600,000
Alibaba Technology | Borrowings repaid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions				600,000
Alibaba Technology | Interest expense of borrowings accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions				674
Ali Cloud
Amounts due from related parties:
Amounts due from related parties		370		454		54
Amounts due to related parties:
Amounts due to related parties		446				65
Ali Cloud | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions					2,768
Ali Cloud | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		9,041	$ 1,311	13,608	¥ 14,861
Taobao Software | Issuance of BEST Asia Series A Preferred Shares to a related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions				193,803
Taobao Software | Convertible non-controlling interests held by related parties
Amounts due to related parties:
Convertible non controlling interests held by related parties		¥ 191,865		¥ 191,865		$ 27,818